Other Receivables	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
OTHER RECEIVABLES

NOTE 6:-	OTHER RECEIVABLES

			Convenience
			Translation (Note 2c)
	December 31,		December 31,
	2017	2018	2018
	N I S		U.S. dollars

Grants receivable	1,043	-	-
Government authorities	945	383	102
Debt issuance costs	1,185	-	-
Prepaid expenses and other	750	582	156

	3,923	965	258